Deferred Income Tax - Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	¥ 58,080	¥ 65,810
Deferred tax liabilities	680,339	315,930
Net deferred tax assets (liabilities)	(622,259)	(250,120)
Derivative financial instruments [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	91,464	122,161
Gross carrying amount [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	842,772	842,638
Deferred tax liabilities	1,465,031	1,092,758
Gross carrying amount [member] | Loans and advances [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	479,525	429,848
Gross carrying amount [member] | Lease liabilities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	108,270	109,804
Gross carrying amount [member] | Provision for interest repayment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	34,185	35,963
Gross carrying amount [member] | Tax losses carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	14,493	87,951
Gross carrying amount [member] | Investment securities [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	10,958	27,207
Deferred tax liabilities	1,003,374	547,661
Gross carrying amount [member] | Retirement benefits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	9,633	9,494
Deferred tax liabilities	91,220	80,801
Gross carrying amount [member] | Right-of-use assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	108,421	110,339
Gross carrying amount [member] | Goodwill and intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	17,583	22,700
Gross carrying amount [member] | Lease transactions [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	5,972	6,840
Gross carrying amount [member] | Property, plant and equipment [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	4,015	91,790
Gross carrying amount [member] | Other temporary differences-net [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	185,708	142,371
Deferred tax liabilities	¥ 142,982	¥ 110,466